Employee benefits (Details 12) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 70	₨ 66
Employer contributions	113	16
Interest on plan assets	9	7
Re-measurements due to:
Return on plan assets excluding interest on plan assets	(7)	(3)
Benefits paid	(41)	(16)
Foreign exchanges differences	(16)	0
Plan assets at the end of the year	₨ 128	₨ 70